Personnel Costs - Schedule of Key Management Compensation (Details) - Key Management Compensation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries	$ 4,010	$ 4,919	$ 5,062
Share based compensation	13,859	11,519	15,946
Pension charges	21	16	38
Key management compensation	$ 17,890	$ 16,454	$ 21,046